Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Credit allowance to borrowers experiencing financial difficulty
Financing Receivable, Allowance for Credit Losses [Line Items]
Other commitments	¥ 98,864	¥ 81,151
Nonperforming loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease from charge-offs in the allowance for credit losses due to loan disposal activity	¥ 30,300	48,400	¥ 15,700
Minimum | Close Watch
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 4,042,000	¥ 3,778,000	¥ 2,788,000
Commercial | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Commercial | Minimum | Close Watch
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days
Residential | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Card | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Krungsri | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Krungsri | Minimum | Under-Performing
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date, in day	30 days
Krungsri | Minimum | Non-Performing
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date, in day	90 days
MUAH | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months